Investment Objectives and Goals - Calamos Nasdaq Autocallable Income ETF	Nov. 08, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Nasdaq® Autocallable Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos Nasdaq® Autocallable Income ETF (the "Fund") seeks to generate high monthly income while providing reduced downside risk through exposure to the MerQube Nasdaq-100® Vol Advantage Autocallable Index (the "Autocallable Index"). The Autocallable Index is designed to reflect the performance of a theoretical diversified portfolio of synthetic autocallable notes (each an "Autocallable" and the theoretical portfolio of Autocallables, the "Index Portfolio"). The reduced downside risk that the Fund seeks to deliver is relative to owning a single underlying autocallable note (and not relative to risk associated with investing in the Nasdaq-100®), because exposure to the Autocallable Index is expected to provide benefits such as reduced timing risk, diversification across multiple notes (i.e., not subject to a single maturity barrier), and contingent maturity barriers that may help preserve capital over time.